Trade and Other Receivables - Trade Receivables and Accrued Income Past Overdue (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	£ 167,113	£ 160,990
Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(3,064)	(4,494)
Current | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	137,482	136,229
Current | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(66)	(248)
1 - 30 days overdue | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	11,759	8,032
1 - 30 days overdue | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(1)	(147)
31 - 60 days overdue | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	9,045	6,532
31 - 60 days overdue | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(126)	(104)
61 - 90 days overdue | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	2,605	2,447
61 - 90 days overdue | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(87)	(71)
Over 90 days overdue | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	6,222	7,750
Over 90 days overdue | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	£ (2,784)	£ (3,924)